Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Mar. 31, 2014 Series A-1 convertible preferred stock [Member]	Jun. 30, 2013 Series A-1 convertible preferred stock [Member]	Jun. 30, 2012 Series A-1 convertible preferred stock [Member]	Mar. 31, 2014 Pro forma [Member]	Jun. 30, 2013 Pro forma [Member]	Mar. 31, 2014 Pro forma [Member] Series A-1 convertible preferred stock [Member]	Jun. 30, 2013 Pro forma [Member] Series A-1 convertible preferred stock [Member]	Mar. 31, 2014 Pro forma [Member] Series A-1A convertible preferred stock [Member]	Jun. 30, 2013 Pro forma [Member] Series A-1A convertible preferred stock [Member]	Mar. 31, 2014 Pro forma [Member] Series B-1 convertible preferred stock [Member]	Jun. 30, 2013 Pro forma [Member] Series B-1 convertible preferred stock [Member]	Mar. 31, 2014 Pro forma [Member] Series B-2 convertible preferred stock [Member]	Jun. 30, 2013 Pro forma [Member] Series B-2 convertible preferred stock [Member]	Mar. 31, 2014 Pro forma [Member] Series B-3 convertible preferred stock [Member]	Jun. 30, 2013 Pro forma [Member] Series B-3 convertible preferred stock [Member]	Jun. 30, 2013 Scenario, Previously Reported [Member]	Jun. 30, 2013 Scenario, Previously Reported [Member] Series A-1 convertible preferred stock [Member]
Convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001			$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	29,737	29,737	29,737			29,737	29,737	11,572	11,572	67,570	67,570	140,542	140,542	82,670	82,670
Convertible preferred stock, shares issued	22,467	22,466	22,466			0	0	0	0	0	0	0	0	0	0
Convertible preferred stock, shares outstanding	22,467	22,466	22,466			0	0	0	0	0	0	0	0	0	0
Aggregate liquidation preference	$ 21,699	$ 21,699	$ 21,698												$ 0		$ 21,698
Common stock, par value				$ 0.001	$ 0.001
Common stock, shares authorized				150,000	410,000											410,000
Common stock, shares issued				9,286	9,299											109
Common stock, shares outstanding				9,286	9,299											109